Balance sheet - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Intangible assets	kr 5,835	kr 5,145
Property, plant and equipment	50,551	41,891
Investments in associated companies	474	531
Deferred income tax assets	4,121	2,893
Other receivables and prepayments	841	0
Other financial assets	1,334	1,242
Total non-current assets	63,156	51,702
Inventories	17,641	16,336
Trade receivables	24,912	22,786
Tax receivables	806	1,013
Other receivables and prepayments	3,434	3,090
Derivative financial instruments	188	204
Cash at bank	15,475	15,638
Total current assets	62,456	59,067
Total assets	125,612	110,769
Equity and liabilities
Share capital	480	490
Treasury shares	(10)	(11)
Retained earnings	57,817	53,406
Other reserves	(694)	(2,046)
Total equity	57,593	51,839
Borrowings	3,009	0
Deferred income tax liabilities	80	118
Retirement benefit obligations	1,334	1,256
Provisions	4,613	3,392
Total non-current liabilities	9,036	4,766
Borrowings	1,474	515
Trade payables	6,358	6,756
Tax payables	4,212	4,610
Other liabilities	15,085	14,098
Derivative financial instruments	734	2,024
Provisions	31,120	26,161
Total current liabilities	58,983	54,164
Total liabilities	68,019	58,930
Total equity and liabilities	kr 125,612	kr 110,769